Note 4 - New Accounting Standards Issued - Impact of Restatements (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Current liabilities	$ 71,973	$ 56,130
Non-current liabilities		9,264
Opening balance after adjustment, cumulative effect at date of initial application [member]
Statement Line Items [Line Items]
Current liabilities		15,986
Non-current liabilities		49,408
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IAS 1 [member]
Statement Line Items [Line Items]
Current liabilities		40,144
Non-current liabilities		$ (40,144)